TRADE PAYABLES - Disclosure of detailed information about trade payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Open accounts in Israel	$ 3,686	$ 9,113
Open accounts abroad	5,537	6,199
Trade Payables	$ 9,223	$ 15,312